CONCENTRATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Concentrations 1	10.00%
Concentrations 2	21.00%
Concentrations 3	17.00%
Concentrations 4	21.00%
Concentrations 5	480
Concentrations 6	10.00%
Concentrations 7	370
Concentrations 8	10.00%